October 4, 2005
Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549
Re: Dreyfus Municipal Money Market Fund, Inc. 1933 Act File No. 2-65232 1940 Act File No. 811-2946
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 36 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 27, 2005.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez
Paralegal